SIGNIFICANT TRANSACTIONS - Assets and Liabilities Disposed of in Beeline, Deodar and TNS (Details) - USD ($) $ in Millions		Dec. 31, 2025	Aug. 13, 2025	Jun. 03, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Non-current assets
Goodwill		$ 399			$ 338		$ 349
Deferred tax assets		(377)			(341)		$ (286)
Other non-current assets	[1]	234			192
Current assets
Inventories		32			15
Other assets		216			241
Cash and cash equivalents		1,732			1,689
Total assets		9,215			8,036
Non-current liabilities
Other non-current liabilities		18			22
Sale and leaseback of Deodar
Non-current assets
Property and equipment				$ 92
Goodwill				58
Deferred tax assets				(65)
Other non-current assets				1
Current assets
Trade and other receivables				357
Other assets				65
Total assets				638
Non-current liabilities
Debt and derivatives				27
Other non-current liabilities				9
Current liabilities
Trade and other payables				388
Debt and derivatives				14
Total liabilities				$ 438
Assets and liabilities classified as held for sale
Current assets
Total assets		0			72
Current liabilities
Total liabilities		$ 4			$ 28
Assets and liabilities classified as held for sale | Beeline Kyrgyzstan
Non-current assets
Property and equipment			$ 39
Intangible assets			10
Deferred tax assets			(3)
Current assets
Inventories			1
Trade and other receivables			15
Other assets			12
Total assets			80
Non-current liabilities
Debt and derivatives			7
Current liabilities
Trade and other payables			22
Other non-financial liabilities			8
Total liabilities			$ 37
Assets and liabilities classified as held for sale | Sale of TNS in Kazakhstan
Non-current assets
Property and equipment						$ 47
Intangible assets						1
Other non-current assets						1
Current assets
Trade and other receivables						32
Other assets						2
Cash and cash equivalents						2
Total assets						87
Non-current liabilities
Debt and derivatives						7
Other non-current liabilities						8
Current liabilities
Trade and other payables						12
Other non-financial liabilities						10
Total liabilities						$ 37

[1]	* Certain prior period comparatives have been represented to conform with the current year presentation.